LEASES - Schedule of carrying amounts of right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use assets
Balance at beginning	$ 524.3
Balance at end	763.4	$ 524.3
Land
Right-of-use assets
Balance at beginning	0.2
Balance at end	0.2	0.2
Buildings
Right-of-use assets
Balance at beginning	508.5
Balance at end	743.7	508.5
Machinery and equipment
Right-of-use assets
Balance at beginning	15.6
Balance at end	19.5	15.6
Right-of-use assets
Right-of-use assets
Balance at beginning	524.3
Balance at end	763.4	524.3
Initial cost | Land
Right-of-use assets
Balance at beginning	0.3	0.2
Additions	0.0	0.1
Modifications	0.0
Termination	0.0
Modifications and terminations		0.0
Disposal of subsidiary		0.0
Translation differences	0.0	0.0
Balance at end	0.3	0.3
Initial cost | Buildings
Right-of-use assets
Balance at beginning	804.3	538.9
Additions	330.4	279.7
Modifications	28.7
Termination	(73.3)
Modifications and terminations		22.9
Disposal of subsidiary		5.7
Translation differences	44.1	(31.5)
Balance at end	1,134.2	804.3
Initial cost | Machinery and equipment
Right-of-use assets
Balance at beginning	60.1	55.0
Additions	11.8	8.6
Modifications	(2.1)
Termination	(6.1)
Modifications and terminations		0.4
Disposal of subsidiary		0.0
Translation differences	6.9	(3.9)
Balance at end	70.6	60.1
Initial cost | Right-of-use assets
Right-of-use assets
Balance at beginning	864.7	594.1
Additions	342.2	288.4
Modifications	26.6
Termination	(79.4)
Modifications and terminations		23.3
Disposal of subsidiary		5.7
Translation differences	51.0	(35.4)
Balance at end	1,205.1	864.7
Accumulated depreciation | Land
Right-of-use assets
Balance at beginning	(0.1)	0.0
Depreciation during the period	0.0	0.1
Modifications	0.0
Termination	0.0
Modifications and terminations		0.0
Disposal of subsidiary		0.0
Translation differences	0.0	0.0
Balance at end	(0.1)	(0.1)
Accumulated depreciation | Buildings
Right-of-use assets
Balance at beginning	(295.8)	(236.6)
Depreciation during the period	159.1	115.3
Modifications	(9.5)
Termination	(73.3)
Modifications and terminations		(39.3)
Disposal of subsidiary		(3.9)
Translation differences	18.4	(12.9)
Balance at end	(390.5)	(295.8)
Accumulated depreciation | Machinery and equipment
Right-of-use assets
Balance at beginning	(44.5)	(40.4)
Depreciation during the period	9.3	9.3
Modifications	(2.7)
Termination	(5.7)
Modifications and terminations		(2.2)
Disposal of subsidiary		0.0
Translation differences	5.7	(3.0)
Balance at end	(51.1)	(44.5)
Accumulated depreciation | Right-of-use assets
Right-of-use assets
Balance at beginning	(340.4)	(277.0)
Depreciation during the period	168.4	124.7
Modifications	(12.2)
Termination	(79.0)
Modifications and terminations		(41.5)
Disposal of subsidiary		(3.9)
Translation differences	24.1	(15.9)
Balance at end	$ (441.7)	$ (340.4)